Income taxes	6 Months Ended
Jun. 30, 2018
Income taxes
Income taxes

Note 13 - Income taxes

Income tax expense for the three and six months ended June 30, 2018 and 2017 was as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2018	2017	2018	2017
Current income tax expense	$5.4	7.7	$12.8	15.5
Deferred income tax expense	5.7	3.4	11.8	6.0
	$11.1	$11.1	$24.6	$21.5